SHARE CAPITAL	12 Months Ended
Jun. 30, 2020
Share Capital Abstract
SHARE CAPITAL

The authorized share capital of the Company consists of an unlimited number of common shares. During the year ended June 30, 2020, the Company had the following common share transactions:

●	On May 25, 2020, the Company issued 6,210,190 common shares of the Company at a price of $0.25 per share for gross proceeds of $1,552,548; of which $1,411,680 was received in cash and $140,868 was issued in settlement of outstanding fees and debt; and

●	On May 8, 2020, the Company issued 6,000,000 common shares of the Company at a price of $0.17 per share in relation to the contingent consideration issued for the asset acquisition of Star Buds.

●	On May 8, 2020, the Company issued 181,250 common shares of the Company at a price of $0.40 per share for the settlement of a portion of Promissory Note E.

●	On April 8, 2020, the Company issued 12,500,000 common shares of the Company at a price of $0.17 per share in relation to the asset acquisition of Star Buds.

●	On January 16, 2020, the Company issued 271,164 common shares of the Company at a price of $1.00 per share as a result of a partial conversion of the Debentures of Series A-1, as disclosed in Note 17.

Shares to be issued

As at June 30, 2020, 3,000,000 common shares of the Company at a price of $0.17 per share were to be issued in relation to the contingent consideration issued for the asset acquisition of Star Buds, amounting to $510,000.

Contingently issuable shares

As at June 30, 2020, 12,000,000 common shares of the Company were contingently issuable shares in relation to the asset acquisition of Star Buds, at $0.17 per share amounting to $2,040,000.

During the year ended June 30, 2019, the Company had the following common share transactions:

●	On May 4, 2019, and in connection with warrants previously issued to a consultant, warrants were exercised for the purchase of 750,000 common shares of the Company at an exercise price of $0.15 per share for total gross proceeds of $112,500. As a result of this exercise, contributed surplus in the amount of $44,087 was transferred into share capital.

     During the year ended June 30, 2018, the Company had the following common share transactions:

●	On October 19, 2017, an outstanding shareholder loan in the amount of $384,055 was settled with the issuance of 7,681,110 common shares of the Company at a price of $0.05 per share;

●	On December 14, 2017, the Company issued 5,532,500 common shares valued at $0.10 per share as part of a private placement for total gross proceeds of $553,250; of which $533,250 was received in cash and $20,000 was issued pursuant to a consulting agreement;

●	On March 12, 2018, the Company issued 890,074 common shares valued at $1.08 per share as part of a private placement for total gross proceeds of $959,251; all of which was received in cash; and

●	On June 12, 2018 and June 15, 2018, the Company issued 2,390,800 and 20,000 common shares, respectively, valued at $1.95 per share as part of a private placement for total gross proceeds of $4,703,025; of which $4,400,163 was received in cash and $302,862 was received in services provided by consultants.